Related parties - Key management personnel remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term benefits
Wages	$ 10	$ 9	$ 9
Direct and indirect benefits	2	1	1
Profit sharing program (“PLR”)	12	10	8
Total short- term benefits	24	20	18
Long-term benefits
Shares based	18	12	12
Severance	2	1	7
Total short and long-term benefits	$ 44	$ 33	$ 37